Nuance Concentrated Value Fund
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 90.6%	Shares	Value
Consumer Staples - 20.9%
Clorox Co.	101,667	$13,412,927
Henkel AG & Co. KGaA - ADR	807,146	15,671,547
Kimberly-Clark Corp.	34,208	4,619,791
McCormick & Co., Inc.	41,826	3,221,020
Mission Produce, Inc. (a)	154,972	1,741,885
		38,667,170

Financials - 6.8%
Globe Life, Inc.	16,595	1,539,020
Northern Trust Corp.	87,798	7,783,293
Reinsurance Group of America, Inc.	14,219	3,205,389
		12,527,702

Health Care - 30.7%(b)
Dentsply Sirona, Inc.	612,866	16,633,183
Envista Holdings Corp. (a)	341,255	5,825,223
Henry Schein, Inc. (a)	102,826	7,397,303
Hologic, Inc. (a)	23,813	1,943,379
Illumina, Inc. (a)	17,234	2,112,888
Qiagen NV	287,712	12,800,307
Solventum Corp. (a)	99,310	5,847,373
Thermo Fisher Scientific, Inc.	4,635	2,842,831
Waters Corp. (a)	4,054	1,363,279
		56,765,766

Industrials - 12.5%
3M Co.	75,712	9,657,066
Graco Inc.	16,231	1,380,446
Legrand SA - ADR	64,036	1,378,695
Lindsay Corp.	9,419	1,186,700
Marten Transport Ltd.	104,163	1,959,306
Northrop Grumman Corp.	4,731	2,291,318
Werner Enterprises, Inc.	136,184	5,337,051
		23,190,582

Information Technology - 1.1%
Rogers Corp. (a)	16,296	1,991,045

Utilities - 18.6%
California Water Service Group	77,114	4,122,515
IDACORP, Inc.	46,659	4,560,917
Pennon Group PLC - ADR	324,143	5,196,012
Severn Trent PLC - ADR	148,187	4,881,280
SJW Group	52,887	3,205,481
United Utilities Group PLC - ADR	466,927	12,396,912
		34,363,117
TOTAL COMMON STOCKS (Cost $156,067,796)		167,505,382

SHORT-TERM INVESTMENTS - 1.8%
Money Market Funds - 1.8%	Shares
First American Government Obligations Fund - Class X, 5.23% (c)	3,435,349	3,435,349
TOTAL SHORT-TERM INVESTMENTS (Cost $3,435,349)		3,435,349

TOTAL INVESTMENTS - 92.4% (Cost $159,503,145)		170,940,731
Other Assets in Excess of Liabilities - 7.6%		13,964,155
TOTAL NET ASSETS - 100.0%		$184,904,886

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day effective yield as of July 31, 2024.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Nuance Concentrated Value Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$167,505,382	$–	$–	$167,505,382
Money Market Funds	3,435,349	–	–	3,435,349
Total Investments	$170,940,731	$–	$–	$170,940,731

Refer to the Schedule of Investments for additional information.